TAXATION - Movement on the deferred income tax (Details) - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
TAXATION
Beginning of the period deferred tax	$ (25,296,930)	$ (28,472,383)
Charge for the period	2,428,775	6,028,094
Conversion difference	(1,074,996)	(3,718,889)
Total net deferred tax	$ (23,943,151)	$ (26,163,178)